AAM SLC Low Duration Income ETF
Schedule of Investments
January 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES - 31.3%	Par	Value
Affirm, Inc., D
Series 2024-X2, Class D, 6.08%, 12/17/2029 (a)	$750,000	$754,461
Series 2025-X1, Class D, 6.11%, 04/15/2030 (a)	215,000	217,569
American Credit Acceptance Receivables Trust
Series 2025-4, Class D, 5.25%, 09/12/2031 (a)	315,000	317,775
Series 2026-1, Class D, 5.10%, 01/12/2033 (a)	205,000	205,050
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class D, 5.62%, 03/17/2031	545,000	555,205
Series 2025-3, Class E, 6.62%, 05/17/2032 (a)	340,000	338,963
Carvana Auto Receivables Trust, Series 2024-P4, Class D, 5.60%, 12/10/2032	395,000	401,421
CPS Auto Trust
Series 2024-A, Class D, 6.13%, 04/15/2030 (a)	1,000,000	1,020,112
Series 2025-B, Class D, 5.56%, 07/15/2031 (a)	530,000	539,665
Series 2025-C, Class E, 6.59%, 02/15/2033 (a)	510,000	511,332
Series 2025-D, Class D, 5.45%, 02/17/2032 (a)	215,000	218,018
Series 2026-A, Class D, 4.98%, 06/15/2032 (a)	480,000	480,863
DT Auto Owner Trust
Series 2021-3A, Class E, 2.65%, 09/15/2028 (a)	175,000	174,897
Series 2021-4A, Class D, 1.99%, 09/15/2027 (a)	351,020	349,508
Exeter Automobile Receivables Trust
Series 2023-5A, Class D, 7.13%, 02/15/2030	180,000	185,595
Series 2024-5A, Class D, 5.06%, 02/18/2031	500,000	502,753
Series 2025-2A, Class E, 7.81%, 10/15/2032 (a)	500,000	518,644
Series 2025-3A, Class D, 5.57%, 10/15/2031	365,000	371,606
Series 2025-5A, Class D, 5.16%, 03/15/2032	765,000	769,130
Series 2026-1A, Class D, 5.00%, 05/17/2032	165,000	164,608
Foundation Finance Trust
Series 2021-1A, Class D, 4.96%, 05/15/2041 (a)	147,471	144,966
Series 2025-3A, Class D, 5.71%, 08/15/2052 (a)	480,000	481,024
GLS Auto Receivables Trust
Series 2025-1A, Class E, 7.19%, 03/15/2032 (a)	1,150,000	1,200,638
Series 2025-2A, Class D, 5.59%, 01/15/2031 (a)	165,000	168,009
Series 2025-4A, Class D, 5.13%, 08/15/2031 (a)	370,000	371,421
Marriott Vacations Worldwide Corp., C Series 2021-1WA, Class C, 1.94%, 01/22/2041 (a)	112,922	109,585
MVW Owner Trust, C Series 2024-1A, Class C, 6.20%, 02/20/2043 (a)	113,904	117,657
Octane Receivables Trust, D Series 2023-2A, Class D, 7.38%, 06/20/2031 (a)	750,000	775,880
Pagaya AI Debt Selection Trust, E Series 2024-5, Class E, 8.00%, 10/15/2031 (a)	224,716	226,096
Pagaya AI Debt Selection Trust, C Series 2024-5, Class C, 7.27%, 10/15/2031 (a)	476,758	479,454
Pagaya AI Debt Selection Trust, D
Series 2024-11, Class D, 6.31%, 07/15/2032 (a)	715,402	721,980
Series 2025-1, Class D, 6.28%, 07/15/2032 (a)	113,684	114,528
Series 2025-3, Class D, 6.99%, 12/15/2032 (a)	169,966	172,464
Series 2025-4, Class D, 6.57%, 01/17/2033 (a)	199,993	202,269
Series 2025-5, Class D, 5.87%, 03/15/2033 (a)	129,995	130,522
Series 2025-R2, Class D, 5.80%, 10/15/2032 (a)	312,712	313,911
Pagaya AI Debt Selection Trust
Series 2025-6, Class B, 4.88%, 04/15/2033 (a)	640,000	638,093
Series 2025-R3, Class D, 5.66%, 01/18/2033 (a)	640,000	641,765
Pagaya Technologies Ltd., Series 2025-1, Class E, 11.28%, 01/20/2034 (a)	500,000	507,870
Pagaya Technologies Ltd., D Series 2025-1, Class D, 6.74%, 01/20/2034 (a)	145,000	146,891
Santander Consumer USA Holdings, Inc.
Series 2024-2, Class D, 6.28%, 08/15/2031	1,000,000	1,028,777
Series 2025-4, Class D, 4.95%, 01/15/2032	90,000	90,122
Santander Consumer USA, Inc.
Series 2025-2, Class D, 4.90%, 12/15/2032	310,000	309,091
Series 2025-S1, Class R2, 6.26%, 06/16/2029 (a)	319,053	319,801
Sierra Timeshare Conduit Receivables Funding LLC, Series 2025-3A, Class C, 4.98%, 08/22/2044 (a)	241,041	239,075
SoFi Consumer Loan Program Trust
Series 2025-4, Class D, 5.27%, 08/25/2035 (a)	490,000	493,773
Series 2026-1, Class D, 5.06%, 12/26/2035 (a)	480,000	481,638
Verus Securitization Trust, Series 2025-12, Class M1, 5.76%, 12/25/2070 (a)(b)	220,000	221,412
Verus Securitization Trust, A3 Series 2025-1, Class A3, 5.98%, 01/25/2070 (a)(c)	204,038	206,348
Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	422,057	428,293
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 03/15/2029 (a)	2,000,000	2,052,765
Series 2023-4A, Class D, 7.19%, 07/16/2029 (a)	155,000	160,847
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	1,000,000	1,026,191
Series 2025-1A, Class D, 5.54%, 11/15/2030 (a)	225,000	229,001
TOTAL ASSET-BACKED SECURITIES (Cost $23,390,128)		23,549,332

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.2%	Par	Value
ALA Trust, D Series 2025-OANA, Class D, 6.77% (1 mo. Term SOFR + 3.09%), 06/15/2040 (a)	190,000	191,250
ALA Trust, C Series 2025-OANA, Class C, 5.77% (1 mo. Term SOFR + 2.09%), 06/15/2040 (a)	120,000	120,902
Banc of America Re-Remic Trust, C Series 2024-FRR3, Class C, 0.68%, 01/27/2050 (a)(b)	750,000	705,555
Banc of America Re-Remic Trust, Series 2026-FRR7, Class EK97, 1.32%, 12/01/2029 (a)(b)	750,000	675,355
BANK-2017, Series 2017-BNK5, Class D, 3.08%, 06/15/2060 (a)(b)	455,000	396,216
BBCMS Trust, D
Series 2018-TALL, Class D, 5.33% (1 mo. Term SOFR + 1.65%), 03/15/2037 (a)	500,000	446,961
Series 2024-5C25, Class D, 4.00%, 03/15/2057 (a)	400,000	361,813
Series 2024-5C31, Class D, 4.25%, 12/15/2057 (a)	930,000	828,962
BBCMS Trust, A Series 2018-TALL, Class A, 4.60% (1 mo. Term SOFR + 0.92%), 03/15/2037 (a)	330,000	316,361
BBCMS Trust, C Series 2024-5C27, Class C, 6.70%, 07/15/2057 (b)	135,000	139,726
Benchmark Mortgage Trust, C
Series 2024-V5, Class C, 6.97%, 01/10/2057 (b)	500,000	516,708
Series 2025-V13, Class C, 5.91%, 02/15/2058 (b)	300,000	297,972
Series 2025-V15, Class C, 6.27%, 06/15/2058	70,000	71,857
Benchmark Mortgage Trust, B Series 2024-V6, Class B, 6.79%, 03/15/2057	600,000	628,916
BMO Mortgage Trust, D
Series 2024-5C5, Class D, 4.50%, 02/15/2057 (a)	500,000	451,462
Series 2024-5C8, Class D, 4.50%, 12/15/2057 (a)	500,000	454,670
BRCK Trust 2025-830B, Series 2025-830B, Class B, 5.36%, 12/10/2042 (a)(b)	140,000	141,155
BWAY Mortgage Trust, B Series 2013-1515, Class B, 3.47%, 03/10/2033 (a)	325,000	305,242
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/2040 (a)(b)	235,000	236,496
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 4.94%, 05/10/2049 (b)	175,000	173,625
Computershare Corporate Trust
Series 2016-C34, Class B, 4.09%, 06/15/2049	270,000	263,070
Series 2018-C47, Class C, 4.91%, 09/15/2061 (b)	180,000	169,146
Computershare Corporate Trust, AS Series 2016-C35, Class AS, 3.18%, 07/15/2048	500,000	493,402
Computershare Corporate Trust, D Series 2016-C37, Class D, 3.20%, 12/15/2049 (a)(b)	400,000	383,800
Computershare Corporate Trust, C Series 2016-C34, Class C, 5.05%, 06/15/2049 (b)	870,000	815,967
Computershare Corporate Trust, B Series 2016-C37, Class B, 4.32%, 12/15/2049 (b)	600,000	590,480
CSAIL Commercial Mortgage Trust, C Series 2021-C20, Class C, 3.71%, 03/15/2054 (b)	375,000	304,562
DLIC Re-REMIC Trust, Series 2025-FRR1, Class CK57, 1.27%, 08/27/2049 (a)(b)	320,000	311,940
FIVE 2023-V1 Mortgage Trust
Series 2023-V1, Class C, 6.35%, 02/10/2056 (b)	450,000	454,349
Series 2023-V1, Class D, 6.35%, 02/10/2056 (a)(b)	300,000	290,930
FS Commercial Mortgage Trust, B Series 2023-4SZN, Class B, 7.54%, 11/10/2039 (a)(b)	670,000	682,247
GAM Resecuritization Trust
Series 2021-FRR2, Class AK78, 2.87%, 09/27/2051 (a)(b)	255,000	222,206
Series 2022-FRR3, Class AK89, 0.00%, 01/27/2052 (a)(d)	275,000	236,629
Series 2022-FRR3, Class CK71, 1.35%, 11/27/2050 (a)(b)	980,000	878,073
GGP Retail LLC, C Series 2024-SHOW, Class C, 6.28%, 10/10/2041 (a)(b)	500,000	502,043
Hudson Yards Mortgage Trust, D Series 2025-SPRL, Class D, 6.34%, 01/13/2040 (a)(b)	375,000	391,323
Hudson Yards Mortgage Trust, E Series 2025-SPRL, Class E, 6.68%, 01/13/2040 (a)(b)	400,000	415,710
JPMBB Commercial Mortgage Securities Trust, D Series 2015-C28, Class D, 3.78%, 10/15/2048 (a)(b)	400,000	379,914
Madison Avenue Trust, Series 2025-11MD, Class C, 5.82%, 10/15/2042 (a)(b)	570,000	574,677
Morgan Stanley Capital I, Inc., C Series 2018-L1, Class C, 4.80%, 10/15/2051 (b)	250,000	227,259
One William Street Capital Management LP, A Series 2025-MARG2, Class A, 7.75% (1 mo. Term SOFR + 4.00%), 08/15/2034 (a)	415,000	415,482
RFM Reremic Trust, AK64 Series 2022-FRR1, Class AK64, 2.76%, 03/01/2050 (a)(b)	350,000	335,369
RFM Reremic Trust, AK55 Series 2022-FRR1, Class AK55, 0.00%, 03/28/2049 (a)(d)	260,000	257,613
RIDE Trust, D Series 2025-SHRE, Class D, 6.97%, 02/14/2047 (a)(b)	235,000	242,858
TCO Commercial Mortgage Trust, C Series 2024-DPM, Class C, 5.67% (1 mo. Term SOFR + 1.99%), 12/15/2039 (a)	575,000	575,895
UBS Commercial Mortgage Trust, C Series 2017-C3, Class C, 4.36%, 08/15/2050 (b)	600,000	582,764
Verus Securitization Trust
Series 2024-2, Class B1, 7.86%, 02/25/2069 (a)(b)	250,000	253,965
Series 2026-1, Class M1, 5.67%, 01/25/2071 (a)(b)	225,000	225,173
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,712,651)		18,938,050

CORPORATE BONDS - 21.0%	Par	Value
Basic Materials - 0.5%
Glencore Funding LLC, 4.91%, 04/01/2028 (a)	390,000	396,839

Consumer, Cyclical - 3.1%
AS Mileage Plan IP Ltd., 5.02%, 10/20/2029 (a)	520,000	526,001
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (a)	591,250	595,610
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026	260,000	257,860
Las Vegas Sands Corp., 5.90%, 06/01/2027	250,000	254,597
Volkswagen Group of America Finance LLC, 5.05%, 03/27/2028 (a)	650,000	659,785
		2,293,853

Energy - 3.7%
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (a)	545,000	567,499
Expand Energy Corp., 5.38%, 02/01/2029	720,000	720,405
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	525,000	519,743
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (a)	285,000	288,298
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/2029	350,000	355,425
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (a)	360,000	342,074
		2,793,444

Financial - 11.8%
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029	290,000	297,616
Ares Strategic Income Fund, 5.70%, 03/15/2028	760,000	770,134
Avolon Holdings Funding Ltd., 2.53%, 11/18/2027 (a)	303,000	294,464
Barclays PLC, 5.67% to 03/12/2027 then SOFR + 1.49%, 03/12/2028	500,000	508,462
Blackstone Private Credit Fund, 2.63%, 12/15/2026	530,000	521,713
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	475,000	493,932
Comerica, Inc., 5.98% (SOFR + 2.16%), 01/30/2030	515,000	538,302
Corebridge Financial, Inc., 6.88% (5 yr. CMT Rate + 3.85%), 12/15/2052	1,200,000	1,231,738
Goldman Sachs Group, Inc., 3.62% (SOFR + 1.85%), 03/15/2028	510,000	507,669
Huntington Bancshares, Inc., 4.44% (SOFR + 1.97%), 08/04/2028	500,000	502,904
Jackson National Life Global Funding, 5.55%, 07/02/2027 (a)	240,000	244,728
LPL Holdings, Inc., 4.90%, 04/03/2028	650,000	659,438
NatWest Group PLC, 3.07% (1 yr. CMT Rate + 2.55%), 05/22/2028	550,000	543,507
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	725,000	781,424
Santander Holdings USA, Inc., 2.49% (SOFR + 1.25%), 01/06/2028	560,000	551,563
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	145,000	146,604
VICI Properties LP / VICI Note Company, Inc., 3.75%, 02/15/2027 (a)	265,000	263,668
		8,857,866

Technology - 0.2%
Oracle Corp., 4.80%, 08/03/2028	150,000	151,038

Utilities - 1.7%
NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	550,000	567,879
Pacific Gas and Electric Company, 2.10%, 08/01/2027	595,000	577,939
Sempra, 6.63% to 04/01/2030 then 5 yr. CMT Rate + 2.35%, 04/01/2055	160,000	162,309
		1,308,127
TOTAL CORPORATE BONDS (Cost $15,603,125)		15,801,167

U.S. TREASURY SECURITIES - 11.5%	Par	Value
United States Treasury Note/Bond
3.88%, 03/15/2028	6,240,000	6,281,925
3.88%, 06/15/2028	2,360,000	2,376,778
TOTAL U.S. TREASURY SECURITIES (Cost $8,618,639)		8,658,703

COLLATERALIZED LOAN OBLIGATIONS - 8.5%	Par	Value
AGL CLO Ltd., DR Series 2021-16A, Class DR, 6.07% (3 mo. Term SOFR + 2.40%), 01/20/2035 (a)	510,000	511,115
AGL CLO Ltd., Series 2021-11A, Class CR, 5.62% (3 mo. Term SOFR + 1.95%), 10/15/2038 (a)	345,000	346,947
Antares CLO Ltd., Series 2023-1A, Class A2R, 5.37% (3 mo. Term SOFR + 1.70%), 07/25/2037 (a)	605,000	604,415
Blackrock CLO Ltd., A1 Series 2024-1A, Class A1, 5.52% (3 mo. Term SOFR + 1.85%), 07/15/2036 (a)	900,000	900,861
CBAMR Ltd., Series 2019-11RA, Class CR, 5.53% (3 mo. Term SOFR + 1.80%), 03/20/2038 (a)	275,000	277,350
CIFC Funding Ltd., CR2 Series 2019-3A, Class CR2, 5.47% (3 mo. Term SOFR + 1.80%), 01/16/2038 (a)	1,000,000	1,007,959
Golub Capital Partners CLO Ltd., A1R Series 2019-45A, Class A1R, 5.29% (3 mo. Term SOFR + 1.62%), 07/20/2037 (a)	1,000,000	1,005,222
Golub Capital Partners CLO Ltd., C Series 2025-78A, Class C, 5.67% (3 mo. Term SOFR + 2.00%), 04/21/2039 (a)	195,000	196,597
Madison Park Funding Ltd., D1RR Series 2019-36A, Class D1RR, 6.22% (3 mo. Term SOFR + 2.55%), 04/15/2035 (a)	1,000,000	993,475
Neuberger Berman CLO Ltd., DR Series 2019-35A, Class DR, 6.82% (3 mo. Term SOFR + 3.15%), 01/19/2033 (a)	535,000	535,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,375,448)		6,378,941

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.61% (e)	450,572	450,572
TOTAL MONEY MARKET FUNDS (Cost $450,572)		450,572

TOTAL INVESTMENTS - 98.1% (Cost $73,150,563)		73,776,765
Other Assets in Excess of Liabilities - 1.9%		1,442,812
TOTAL NET ASSETS - 100.0%		$75,219,577

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $42,937,178 or 57.1% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2026.

(c)	Step coupon bond. The rate disclosed is as of January 31, 2026.
(d)	Principal only security.
(e)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

AAM SLC Low Duration Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$–	$23,549,332	$–	$23,549,332
Collateralized Mortgage Obligations	–	18,938,050	–	18,938,050
Corporate Bonds	–	15,801,167	–	15,801,167
U.S. Treasury Securities	–	8,658,703	–	8,658,703
Collateralized Loan Obligations	–	6,378,941	–	6,378,941
Money Market Funds	450,572	–	–	450,572
Total Investments	$450,572	$73,326,193	$–	$73,776,765

Refer to the Schedule of Investments for further disaggregation of investment categories.